S000008596 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Investable Market Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.38%	4.66%	8.37%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	24.84%	0.80%	8.24%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.80%	(0.11%)	7.20%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.73%	0.59%	6.56%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	25.18%	1.05%	8.52%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	25.23%	1.11%	8.59%